Share-Based Compensation (Details Narrative) $ / shares in Units, $ in Thousands	4 Months Ended	7 Months Ended	9 Months Ended	12 Months Ended
	Apr. 30, 2020 shares	Jul. 31, 2021 shares	Sep. 29, 2021 $ / shares shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Number				193,569
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested, Number				1,712,261
Share-based Payment Arrangement, Noncash Expense | $				$ 10,104	$ 3,510	$ 1,998
Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period					1,438,720	430,467
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period	184,270			408,096	931,874
Stock Issued During Period, Shares, New Issues					5,541,959
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period				218,366	1,063,428
Common Class A [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock Issued During Period, Shares, New Issues					747,604
2019 Plan [Member] | Incentive Stock [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period					1,008,253	317,188	113,279
2019 Plan [Member] | Management [Member] | Incentive Stock [Member] | Second Tranche [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share price | $ / shares					$ 8.00
Number of consecutive trading days					60 days
Stock Price Threshold Date					January 2020
2019 Plan [Member] | Management [Member] | Incentive Stock [Member] | Third Tranche [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share price | $ / shares					$ 11.00
Number of consecutive trading days					60 days
Stock Price Threshold Date					January 2021
2019 Plan [Member] | Management [Member] | Incentive Stock [Member] | Fourth Tranche [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share price | $ / shares					$ 14.00
Number of consecutive trading days					60 days
Stock Price Threshold Date					March 2021
2019 Plan [Member] | Common Class A [Member] | Incentive Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Maximum number of shares approved under Equity Incentive Plan					1,421,000
2019 Plan [Member] | Common Class A [Member] | Executive Officers [Member] | Incentive Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Maximum number of shares approved under Equity Incentive Plan					1,359,375
2019 Plan [Member] | Common Class A [Member] | Two Other Employees [Member] | Incentive Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based Compensation, Grants in Period					61,625
2019 Plan [Member] | Common Class A [Member] | Member Of Senior Management [Member] | Incentive Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based Compensation, Grants in Period		17,720
2019 Plan [Member] | Common Class A [Member] | Management [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Maximum number of shares approved under Equity Incentive Plan			25,000
2019 Plan [Member] | Common Class A [Member] | Management [Member] | Incentive Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of tranches					4
New 2021 Plan [Member] | Incentive Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Maximum number of shares approved under Equity Incentive Plan			1,500,000
Number of tranches			3
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period				218,366	55,175
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period				178,723	0
New 2021 Plan [Member] | Incentive Stock [Member] | First Tranche [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Commenced date			Oct. 01, 2021
New 2021 Plan [Member] | Incentive Stock [Member] | Second And Third Tranches [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Debt Instrument, Convertible, Latest Date			Sep. 30, 2025
New 2021 Plan [Member] | Management [Member] | Incentive Stock [Member] | Second Tranche [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share price | $ / shares			$ 27.00
New 2021 Plan [Member] | Management [Member] | Incentive Stock [Member] | Third Tranche [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share price | $ / shares			$ 30.00
New 2021 Plan [Member] | Non Executive Directors [Member] | Incentive Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Maximum number of shares approved under Equity Incentive Plan			105,000
New 2021 Plan [Member] | Each Non Executive Directors [Member] | Incentive Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Maximum number of shares approved under Equity Incentive Plan			15,000
New 2021 Plan [Member] | Common Class A [Member] | Incentive Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Maximum number of shares approved under Equity Incentive Plan				3,028,972
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Number				383,528
New 2021 Plan [Member] | Common Class A [Member] | Management [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based Compensation, Grants in Period			1,600,000
New 2021 Plan [Member] | Common Class A [Member] | Management [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based Compensation, Grants in Period			3,412,500
New 2021 Plan [Member] | Common Class A [Member] | Two Directors [Member] | Incentive Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Forfeitures				28,528
New 2021 Plan [Member] | Common Class A [Member] | One New Director [Member] | Incentive Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Maximum number of shares approved under Equity Incentive Plan				13,780